CHANGES IN ACCOUNTING POLICIES - Reconciliation of Financial Position (Details) - CAD ($) $ in Millions	Mar. 31, 2020 [1]	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Total current assets	$ 2,808.6	$ 2,109.6	$ 2,112.9
Property, plant and equipment	2,154.0	1,943.3	2,149.3	$ 1,803.9
Right-of-use assets	395.9	432.8	0.0
Investment in equity accounted investees	460.6	308.4	312.1
Other non-current assets		2,591.5	2,591.2
Total assets	8,483.6	7,385.6	7,165.5
Current portion of long-term debt	206.2	295.9	264.1
Other current liabilities		1,621.1	1,625.4
Total current liabilities	2,062.3	1,917.0	1,889.5
Long-term debt	3,106.0	2,298.2	2,064.2
Other non-current liabilities		787.9	801.8
Total liabilities	5,905.3	5,003.1	4,755.5
Equity	2,578.3	2,382.5	2,410.0	$ 2,297.5
Total liabilities and equity	$ 8,483.6	7,385.6	$ 7,165.5
Impact of adopting IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Total current assets		(3.3)
Property, plant and equipment		(206.0)
Right-of-use assets		432.8
Investment in equity accounted investees		(3.7)
Other non-current assets		0.3
Total assets		220.1
Current portion of long-term debt		31.8
Other current liabilities		(4.3)
Total current liabilities		27.5
Long-term debt		234.0
Other non-current liabilities		(13.9)
Total liabilities		247.6
Equity		(27.5)
Total liabilities and equity		$ 220.1

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.